File No. 2-88816

811-3940

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

 Pre-Effective Amendment No.  [__]

 Post-Effective Amendment No. 96  [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

 Amendment No. 96  [X]

(Check appropriate box or boxes.)

Strategic Funds, Inc.

(Exact Name of Registrant as Specified in Charter)

c/o The Dreyfus Corporation

200 Park Avenue, New York, New York 10166

(Address of Principal Executive Offices) (Zip Code)

 Registrant's Telephone Number, including Area Code: (212) 922-6000

John Pak, Esq.

200 Park Avenue

New York, New York 10166

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

 X  immediately upon filing pursuant to paragraph (b)

     on (date) pursuant to paragraph (b)

     (days) days after filing pursuant to paragraph (a)(1)

     on (date) pursuant to paragraph (a)(1)

     (days) days after filing pursuant to paragraph (a)(2)

     on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

     this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The following post-effective amendment to the Registrant's Registration Statement on Form N-1A relates to the series listed below and does not affect the Registration Statement of Dreyfus Select Managers Small Cap Growth Fund, Global Stock Fund, International Stock Fund, and Dreyfus U.S. Equity Fund, Dreyfus Select Managers Small Cap Value Fund, and Dreyfus Active-Midcap Fund:

DREYFUS CONSERVATIVE ALLOCATION FUND

DREYFUS GROWTH ALLOCATION FUND

DREYFUS MODERATE ALLOCATION FUND

SIGNATURES

 Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York on the 13th day of January 2014.

Strategic Funds, Inc.

BY:	/s/ Bradley J. Skapyak*
Bradley J. Skapyak PRESIDENT

 Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signatures	Title	Date

/s/ Bradley J. Skapyak*	President (Principal Executive Officer)	01/13/2014
Bradley J. Skapyak
/s/ James Windels*	Treasurer (Principal Financial and Accounting Officer)	01/13/2014
James Windels
/s/ Joseph S. DiMartino*	Chairman of the Board	01/13/2014
Joseph S. DiMartino
/s/ William Hodding Carter III*	Board Member	01/13/2014
William Hodding Carter III
/s/ Gordon J. Davis*	Board Member	01/13/2014
Gordon J. Davis
/s/ Joni Evans*	Board Member	01/13/2014
Joni Evans
/s/ Ehud Houminer*	Board Member	01/13/2014
Ehud Houminer
/s/ Richard C. Leone*	Board Member	01/13/2014
Richard C. Leone
/s/ Hans C. Mautner*	Board Member	01/13/2014
Hans C. Mautner
/s/ Robin A. Melvin*	Board Member	01/13/2014
Robin A. Melvin
/s/ Burton N. Wallack*	Board Member	01/13/2014
Burton N. Wallack
/s/ John E. Zuccotti*	Board Member	01/13/2014
John E. Zuccotti

*BY:	/s/ John B. Hammalian
John B. Hammalian Attorney-in-Fact

INDEX OF EXHIBITS

Exhibits

EX-101.INS – Instance Document.

EX-101.SCH – Taxonomy.

EX-101.CAL – Calculation Linkbase.

EX-101.DEF – Definition Linkbase.

EX-101.LAB – Labels Linkbase.

EX-101.PRE – Presentation Linkbase.